Condensed Consolidated Statements of Income and Comprehensive Income Unaudited ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Livestreaming - consumable virtual items revenue	¥ 733,166	$ 113,553	¥ 437,023
Livestreaming - time based virtual items revenue	17,668	2,736	12,269
Technical services	7,423	1,150	2,152
Total revenues	758,257	117,439	451,444
Cost of revenues	(598,189)	(92,648)	(340,858)
Gross profit	160,068	24,791	110,586
Operating expenses
Sales and marketing expenses	(2,584)	(400)	(2,512)
General and administrative expenses	(24,395)	(3,778)	(8,699)
Recovery (provision) for doubtful accounts	(3,645)	(565)	3,143
Research and development expenses	(23,514)	(3,642)	(13,043)
Total operating expenses	(54,138)	(8,385)	(21,111)
Income from operations	105,930	16,406	89,475
Change in fair value of contingent consideration	23,545	3,647	77,898
Change in fair value of warrants liability	10,854	1,681
Change in fair value of investment in marketable security	27,608	4,276
Interest income	1,431	222	1,349
Interest expense	(241)	(37)
Other (expenses) income, net	102	16	(5,255)
Foreign exchange loss, net	(40)	(6)	(168)
Income before income taxes	169,189	26,205	163,299
Income tax expenses	(6,178)	(957)	(3,944)
Net income	163,011	25,248	159,355
Other comprehensive (loss) income - foreign currency translation adjustment	748	116	(1,079)
Comprehensive income attributable to the Company’s shareholders	¥ 163,759	$ 25,364	¥ 158,276
Weighted average number of shares
Basic (in Shares)	30,669,789	30,669,789	20,563,860
Diluted (in Shares)	30,669,789	30,669,789	20,563,860
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 5.32	$ 0.82	¥ 7.75
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 5.32	$ 0.82	¥ 7.75
Net income	¥ 163,011	$ 25,248	¥ 159,355
Less:
Change in fair value of contingent consideration	23,545	3,647	77,898
Change in fair value of warrants liability	10,854	1,681
Adjusted net income	¥ 128,612	$ 19,920	¥ 81,457
Adjusted net income per ordinary share*
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.19	$ 0.65	¥ 3.96
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.19	$ 0.65	¥ 3.96